Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Goodwill [Abstract]
Carrying amount of intangible assets for the Partnership's reportable segments

	December 31, 2011			December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	2,739	182,552	179,813	2,739	182,552
Accumulated amortization	(65,599)	(2,537)	(68,136)	(56,743)	(2,263)	(59,006)

Net carrying amount	114,214	202	114,416	123,070	476	123,546